Average Annual Total Returns{- Franklin Large Cap Growth VIP Fund} - FTVIP Class 1-62 - Franklin Large Cap Growth VIP Fund	Class 1 Return Before Taxes Past 1 year	Class 1 Return Before Taxes Past 5 years	Class 1 Return Before Taxes Past 10 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	44.98%	19.57%	15.39%	18.40%	15.21%	13.88%